Summary of Significant Accounting Policies (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Number of Operating Segments | segment	1
Number of Reportable Segments | segment	1
Participation Interests to be Purchased	5.00%
Minimum Threshold Contractual Balance for Nonaccrual Loans to Evaluate Individually for Impairment | $	$ 50,000	$ 50,000
Minimum Threshold Contractual Balance for Troubled Debt Restructuring to Evaluate Individually for Impairment | $	$ 50,000	$ 50,000